Document And Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Feb. 25, 2019	Jun. 30, 2018
Entity Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	PARK NATIONAL CORP /OH/
Entity Central Index Key	0000805676
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding		15,611,521
Entity Public Float			$ 1,668,369,370